UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund

June 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.6%

	Health Care Equipment & Supplies – 0.7%

$1,537	Hologic Inc. Convertible Bond	2.000%	12/15/37	B+	$1,502,418
	Health Care Providers & Services – 0.5%

500	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	BB–	534,375

500	Omnicare, Inc.	3.250%	12/15/35	B+	475,625
1,000	Total Health Care Providers & Services				1,010,000
	Life Sciences Tools & Services – 0.3%

500	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	500,000
	Multiline Retail – 0.1%

200	Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB	210,250
$3,237	Total Convertible Bonds (cost $3,121,428)				3,222,668

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 63.5%

	Aerospace & Defense – 0.5%

$1,000	TransDigm Inc.	7.750%	12/15/18	B–	$1,097,500
	Airlines – 1.5%

3,000	Continental Airlines, Inc., 144A	6.750%	9/15/15	Ba2	3,082,500
	Auto Components – 0.4%

250	Goodyear Tire & Rubber Company	7.000%	5/15/22	B+	249,687

500	Tenneco Inc.	7.750%	8/15/18	BB–	542,500
750	Total Auto Components				792,187
	Building Products – 0.5%

1,000	McJunkin Red Man Corporation	9.500%	12/15/16	B	1,080,000
	Chemicals – 1.7%

500	Ferro Corporation	7.875%	8/15/18	B1	487,500

200	Hexion US Finance Corporation	8.875%	2/01/18	B3	204,000

1,600	Ineos Finance PLC, 144A	8.375%	2/15/19	B+	1,656,000

250	LyondellBasell Industries NV, 144A	6.000%	11/15/21	BB+	274,375

200	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B–	196,000

500	PolyOne Corporation	7.375%	9/15/20	Ba3	531,250
3,250	Total Chemicals				3,349,125
	Commercial Services & Supplies – 0.9%

300	Ceridian Corporation	12.250%	11/15/15	CCC	291,000

1,000	International Lease Finance Corporation	4.875%	4/01/15	BBB–	1,004,949

500	Mead Products LLC/ACCO Brands, 144A	6.750%	4/30/20	BB	527,500
1,800	Total Commercial Services & Supplies				1,823,449
	Communications Equipment – 3.2%

1,700	Avaya Inc.	10.125%	11/01/15	CCC+	1,411,000

1,000	Avaya Inc.	9.750%	11/01/15	CCC+	827,500

1,000	IntelSat Jackson Holdings	7.250%	4/01/19	B	1,050,000

1,000	IntelSat Jackson Holdings	7.500%	4/01/21	B	1,057,500

2,000	Nortel Networks Limited, (3)	0.000%	7/15/13	N/R	2,080,000
6,700	Total Communications Equipment				6,426,000

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Computers & Peripherals – 0.4%

$800	Seagate HDD Cayman, 144A	7.750%	12/15/18	BB+	$885,000
	Consumer Finance – 0.3%

500	Ally Financial Inc.	7.500%	9/15/20	BB–	561,875
	Containers & Packaging – 1.5%

1,000	Ardagh Packaging Finance PLC, 144A	7.375%	10/15/17	BB–	1,062,500

500	Reynolds Group, 144A	6.875%	2/15/21	BB–	520,000

1,250	Reynolds Group	7.875%	8/15/19	BB–	1,353,125
2,750	Total Containers & Packaging				2,935,625
	Distributors – 0.5%

1,000	HD Supply Inc., 144A	8.125%	4/15/19	B+	1,080,000
	Diversified Consumer Services – 0.5%

1,000	Servicemaster Company, 144A	8.000%	2/15/20	B–	1,088,750
	Diversified Financial Services – 0.5%

1,000	Charter Communications, CCO Holdings LLC	7.375%	6/01/20	BB–	1,098,750
	Diversified Telecommunication Services – 2.4%

1,500	Cincinnati Bell Inc.	8.375%	10/15/20	B1	1,530,000

2,000	Level 3 Financing Inc., 144A	8.625%	7/15/20	BB–	2,100,000

250	Windstream Corporation	8.125%	9/01/18	BB+	268,750

1,000	Windstream Corporation	7.500%	4/01/23	BB+	1,025,000
4,750	Total Diversified Telecommunication Services				4,923,750
	Electric Utilities – 1.0%

200	Energy Future Holdings	10.250%	1/15/20	B	213,500

1,000	Energy Future Intermediate Holding Company LLC, 144A	11.750%	3/01/22	B	1,022,500

800	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B	870,000
2,000	Total Electric Utilities				2,106,000
	Energy Equipment & Services – 1.5%

400	Atwood Oceanics Inc.	6.500%	2/01/20	BB	418,000

2,000	Hornbeck Offshore Services Inc.	5.875%	4/01/20	BB–	1,985,000

600	Petroleum Geo-Services ASA, 144A	7.375%	12/15/18	BB	616,500
3,000	Total Energy Equipment & Services				3,019,500
	Food & Staples Retailing – 1.1%

1,600	Rite Aid Corporation, 144A	9.250%	3/15/20	CCC	1,600,000

500	Rite Aid Corporation	8.000%	8/15/20	BB–	566,250
2,100	Total Food & Staples Retailing				2,166,250
	Food Products – 2.0%

1,000	Del Monte Corporation	7.625%	2/15/19	B3	1,008,750

1,500	JBS USA LLC, 144A	8.250%	2/01/20	BB	1,458,750

1,500	Pilgrim’s Pride Corporation	7.875%	12/15/18	B–	1,520,625
4,000	Total Food Products				3,988,125
	Gas Utilities – 1.0%

2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,060,000
	Health Care Equipment & Supplies – 1.7%

500	Apria Healthcare Group Inc.	12.375%	11/01/14	B	473,750

400	Beagle Acquisition Corporation, 144A	11.000%	12/31/19	CCC+	448,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies (continued)

$1,000	Biomet Inc.	11.625%	10/15/17	B–	$1,078,750

600	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	630,000

750	Rotech Healthcare Inc.	10.750%	10/15/15	N/R	720,000
3,250	Total Health Care Equipment & Supplies				3,350,500
	Health Care Providers & Services – 5.4%

1,000	Aviv Healthcare Properties LP	7.750%	2/15/19	B+	1,030,000

200	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	207,000

1,000	Fesenius Medical Care II, 144A	5.875%	1/31/22	BB+	1,041,250

2,000	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	1,855,000

2,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	B–	1,965,000

132	Select Medical Corporation	7.625%	2/01/15	B–	132,165

500	Universal Health Services Inc.	7.000%	10/01/18	B+	537,500

2,000	Vanguard Health Holding LLC/Inc.	7.750%	2/01/19	B–	2,020,000

2,000	Wolverine Healthcare Analytics, 144A	10.625%	6/01/20	CCC+	2,080,000
10,832	Total Health Care Providers & Services				10,867,915
	Health Care Technology – 0.3%

500	MedAssets Inc., 144A	8.000%	11/15/18	BB	527,500
	Hotels, Restaurants & Leisure – 4.2%

350	Carrols Restaurant Group, 144A	11.250%	5/15/18	B–	367,500

500	Harrah’s Operating Company, Inc., 144A	5.625%	6/01/15	CCC	411,250

200	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	218,250

1,000	Landry’s Restaurants Inc., 144A	9.375%	5/01/20	CCC+	1,016,250

1,200	MGM Resorts International Inc., 144A	8.625%	2/01/19	B–	1,284,000

1,200	MGM Resorts International Inc.	7.750%	3/15/22	B–	1,239,000

200	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	219,000

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,137,500

500	Scientific Games Corporation	8.125%	9/15/18	BB–	536,250

1,000	Seven Seas Cruises S de RL LLC, 144A	9.125%	5/15/19	B3	1,032,500
8,150	Total Hotels, Restaurants & Leisure				8,461,500
	Household Durables – 0.8%

1,600	Libbey Glass Inc., 144A	6.875%	5/15/20	B+	1,644,000
	Household Products – 0.7%

200	Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B	200,500

1,000	Sprectum Brands Inc.	9.500%	6/15/18	BB–	1,130,000
1,200	Total Household Products				1,330,500
	Independent Power Producers & Energy Traders – 0.2%

400	Calpine Corporation, 144A	7.875%	7/31/20	BB	441,000
	Industrial Conglomerates – 1.0%

2,000	J.B. Poindexter & Company, 144A	9.000%	4/01/22	B	2,000,000
	Internet Software & Services – 0.4%

700	Sabre Inc., 144A	8.500%	5/15/19	B1	710,500
	IT Services – 2.0%

3,000	First Data Corporation, 144A	7.375%	6/15/19	BB–	3,060,000

1,000	Zayo Escrow Corporation, 144A	8.125%	1/01/20	B1	1,045,000
4,000	Total IT Services				4,105,000

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Leisure Equipment & Products – 1.3%

$2,000	Carson Wagonlit BV, 144A	6.875%	6/15/19	B+	$2,050,000

500	The Academy Limited Finance, 144A	9.250%	8/01/19	CCC+	542,500
2,500	Total Leisure Equipment & Products				2,592,500
	Machinery – 0.7%

1,500	NES Rental Holdings Inc., 144A	12.250%	4/15/15	CCC+	1,455,000
	Media – 5.2%

1,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	1,080,000

1,000	Charter Communications, CCO Holdings LLC	6.625%	1/31/22	BB–	1,070,000

1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC–	855,000

1,000	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC–	620,000

500	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	315,000

500	Clear Channel Worldwide Holdings Inc., 144A	7.625%	3/15/20	B+	478,750

1,100	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	B+	1,075,250

379	Entravision Communications Corporation	8.750%	8/01/17	B	401,740

1,000	Mediacom LLC, 144A	7.250%	2/15/22	B	1,017,500

1,000	National CineMedia LLC	6.000%	4/15/22	B–	1,017,500

500	Nielsen Finance LLC Co.	7.750%	10/15/18	BB	553,750

500	UnityMedia Hessen GmBH	7.500%	3/15/19	BB–	530,000

1,000	UPCB Finance Limited, 144A	7.250%	11/15/21	BB–	1,045,000

500	UPCB Finance VI Limited, 144A	6.875%	1/15/22	BB–	510,000
10,979	Total Media				10,569,490
	Metals & Mining – 0.8%

1,000	Global Brass and Copper, 144A	9.500%	6/01/19	B	1,002,500

500	Novellis Inc.	8.750%	12/15/20	B	538,750
1,500	Total Metals & Mining				1,541,250
	Multiline Retail – 1.0%

2,000	Dollar General Corporation, (WI/DD)	4.125%	7/15/17	BB+	2,027,500
	Oil, Gas & Consumable Fuels – 7.0%

1,000	Calumet Specialty Products, 144A	9.375%	5/01/19	B	1,002,500

250	Chaparral Energy Inc., 144A	7.625%	11/15/22	B–	255,000

600	Energy XXI Gulf Coast Inc.	7.750%	6/15/19	B	606,000

1,000	Genesis Energy LP, 144A	7.875%	12/15/18	B	1,025,000

2,000	Laredo Petroleum Inc., 144A	7.375%	5/01/22	B–	2,080,000

2,000	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	1,960,000

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B	1,980,000

2,000	Penn Virginia Corporation	10.375%	6/15/16	B	1,920,000

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	1,990,000

1,200	Samson Investment Company, 144A	9.750%	2/15/20	B1	1,194,000
14,050	Total Oil, Gas & Consumable Fuels				14,012,500
	Personal Products – 0.5%

1,000	Prestige Brands Inc.	8.125%	2/01/20	B–	1,097,500
	Pharmaceuticals – 0.9%

1,000	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	975,000

750	Warner Chilcott Company LLC	7.750%	9/15/18	BB	804,375
1,750	Total Pharmaceuticals				1,779,375

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 0.6%

$1,200	Istar Financial Inc., Convertible Bond, 144A	9.000%	6/01/17	B+	$1,176,000
	Road & Rail – 0.9%

1,000	Avis Budget Car Rental	8.250%	1/15/19	B+	1,072,500

200	Florida East Railway Corporation, 144A	8.125%	2/01/17	B–	209,000

500	Swift Services Holdings Inc.	10.000%	11/15/18	B+	542,500
1,700	Total Road & Rail				1,824,000
	Software – 0.9%

850	Lawson Software Inc., 144A	11.500%	7/15/18	B–	960,500

750	Lawson Software Inc.	9.375%	4/01/19	B–	800,625
1,600	Total Software				1,761,125
	Specialty Retail – 1.7%

2,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B	2,022,500

1,000	Claires Stores, Inc.	10.500%	6/01/17	CCC	785,000

500	Sonic Automotive Inc., 144A, (WI/DD)	7.000%	7/15/22	B+	517,500
3,500	Total Specialty Retail				3,325,000
	Textiles, Apparel & Luxury Goods – 1.7%

2,000	Levi Strauss & Company, 144A	6.875%	5/01/22	B+	2,052,500

1,000	Perry Ellis International	7.875%	4/01/19	B+	1,007,500

250	Polymer Group Inc., 144A	7.750%	2/01/19	B1	264,063
3,250	Total Textiles, Apparel & Luxury Goods				3,324,063
	Trading Companies & Distributors – 1.7%

2,000	United Rental Financing Escrow Corporation, 144A	5.750%	7/15/18	B–	2,080,000

1,200	United Rental Financing Escrow Corporation, 144A	7.375%	5/15/20	B	1,254,000
3,200	Total Trading Companies & Distributors				3,334,000
	Wireless Telecommunication Services – 0.5%

1,000	Syniverse Holdings Inc.	9.125%	1/15/19	B–	1,085,000
$125,761	Total Corporate Bonds (cost $124,739,651)				127,907,104

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 27.7% (5)

	Airlines – 0.1%

$243	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	BB–	$235,873
	Biotechnology – 0.2%

297	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	294,375
	Chemicals – 1.4%

434	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	435,377

898	Ineos US Finance LLC, Term Loan B, (WI/DD)	TBD	TBD	B+	880,244

498	Styron S.a.r.l. Corporation, Term Loan	6.060%	8/02/17	B+	468,263

107	Tronox, Inc., Delayed Term Loan	4.250%	2/08/18	BB+	105,435

393	Tronox, Inc., Term Loan B, First Lien	4.250%	2/03/18	BB+	387,333

493	Univar, Inc., Term Loan	5.000%	6/30/17	B+	483,573
2,823	Total Chemicals				2,760,225

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2012

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value

	Commercial Services & Supplies – 0.4%

$746	Ceridian Corporation, US Term Loan	3.200%	11/09/14	B1	$718,871
	Communications Equipment – 0.8%

1,229	Avaya, Inc., Term Loan	3.220%	10/27/14	B1	1,160,174

499	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB–	501,659
1,728	Total Communications Equipment				1,661,833
	Construction Materials – 0.5%

955	Schaeffler AG, Term Loan C2, First Lien	6.000%	1/27/17	B1	956,486
	Consumer Finance – 1.1%

1,000	Residential Capital Corp, Term Loan A1	5.250%	11/15/13	D	1,002,188

873	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	867,720

375	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	354,107
2,248	Total Consumer Finance				2,224,015
	Containers & Packaging – 0.7%

851	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB–	857,507

614	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	618,975
1,465	Total Containers & Packaging				1,476,482
	Distributors – 0.6%

1,250	HD Supply, Inc., Term Loan	7.250%	10/12/17	B+	1,256,250
	Diversified Telecommunication Services – 0.5%

1,000	Zayo Group, LLC Term Loan, (WI/DD)	TBD	TBD	B1	1,003,750
	Food Products – 1.4%

493	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	494,655

2,462	U.S. FoodService, Inc. Extended Term Loan	5.750%	3/31/17	B–	2,385,515
2,955	Total Food Products				2,880,170
	Health Care Equipment & Supplies – 0.5%

995	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	1,003,955
	Health Care Providers & Services – 4.2%

663	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB–	664,064

693	Gentiva Health Services, Inc., Term Loan B	6.500%	8/17/16	B1	625,835

462	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	455,513

455	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	434,046

95	LifeCare Holdings, Inc., Term Loan Add On	8.220%	2/01/16	CCC–	87,825

528	LifeCare, Term Loan	8.220%	2/01/16	CCC–	485,694

348	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	343,778

741	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	724,270

496	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB	483,017

2,000	Sheridan Holdings, Inc., First Lien Term Loan, (WI/DD)	TBD	TBD	B+	1,980,000

966	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	949,419

1,125	Wolverine Health, Term Loan	6.750%	6/06/19	Ba3	1,122,188
8,572	Total Health Care Providers & Services				8,355,649
	Hotels, Restaurants & Leisure – 1.2%

1,496	Landry’s Restaurants, Inc., Term Loan B	6.500%	4/24/18	B+	1,501,861

900	Wendy’s, Term Loan, (6)	2.864%	5/15/19	Ba2	895,313
2,396	Total Hotels, Restaurants & Leisure				2,397,174

6	Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value

	Household Products – 0.0%

$79	Visant Corporation, Term Loan	5.250%	12/22/16	BB–	$76,804
	Internet & Catalog Retail – 0.1%

235	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	234,672
	Internet Software & Services – 1.0%

629	Go Daddy Operating Co., LLC, Term Loan, First Lien	5.500%	12/17/18	Ba3	621,040

1,461	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	1,458,800
2,090	Total Internet Software & Services				2,079,840
	IT Services – 0.7%

160	First Data Corporation, Term Loan B-1	5.250%	3/24/17	B+	152,514

840	SRA International Inc., Term Loan	6.500%	7/20/18	B1	814,275

440	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	Ba1	443,970
1,440	Total IT Services				1,410,759
	Leisure Equipment & Products – 0.3%

498	Academy, Ltd., Term Loan	6.000%	8/03/18	B	500,296
	Media – 1.8%

502	Atlantic Broadband Finance LLC, Term Loan, First Lien	5.250%	4/04/19	Ba3	503,669

998	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	978,797

696	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	696,302

350	Cumulus Media, Inc., Term Loan	7.500%	3/18/19	B2	350,875

500	Kabel Deutschland GmbH, Term Loan F	4.250%	1/20/19	Ba2	495,729

1,000	Tribune Company, Term Loan B, (3)	0.000%	6/04/14	Ca	668,633
4,046	Total Media				3,694,005
	Metals & Mining – 0.5%

1,000	Noranda Aluminum Acquisition Holding Corp., Term Loan B	5.750%	2/24/19	Ba2	1,006,250
	Multiline Retail – 0.1%

196	99 Cents Only Stores, Term Loan B	5.250%	1/11/19	B+	196,282
	Oil, Gas & Consumable Fuels – 1.0%

995	CCS Income Trust, Delayed Term Loan	3.250%	11/14/14	B	964,790

1,000	El Paso Corporation, Term Loan	6.500%	5/24/18	BB–	1,011,000
1,995	Total Oil, Gas & Consumable Fuels				1,975,790
	Personal Products – 0.2%

447	Prestige Brands, Inc., Term Loan 1	5.250%	1/27/19	BB–	449,833
	Pharmaceuticals – 2.7%

2,000	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	1,991,250

271	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	270,022

48	Graceway Pharmaceuticals LLC, Term Loan, (3)	0.000%	5/03/12	N/R	52,358

498	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB–	500,858

792	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB–	784,080

1,800	Valeant Pharmaceuticals Series A Tranche B Term Loan	4.750%	2/13/19	BBB–	1,777,050
5,409	Total Pharmaceuticals				5,375,618
	Real Estate Management & Development – 0.4%

463	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	458,050

394	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	393,750
857	Total Real Estate Management & Development				851,800

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

June 30, 2012

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (4)	Ratings (2)	Value

	Road & Rail – 0.2%

$423	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	$424,640
	Software – 3.9%

1,800	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB–	1,781,100

995	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	960,175

450	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	453,609

1,181	Infor Enterprise Applications, Term Loan	6.250%	4/05/18	Ba3	1,188,704

2,000	Misys PLC, Term Loan, First Lien	7.250%	11/30/18	Ba3	1,963,000

1,359	SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Funded Term B-1 Loan	5.000%	6/08/19	BB–	1,355,552

141	SS&C Technologies, Inc./Sunshine Acquisition II, Inc. Funded Term B-2 Loan	5.000%	6/08/19	BB–	140,230
7,926	Total Software				7,842,370
	Specialty Retail – 1.0%

444	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	439,865

374	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	374,764

1,246	Toys “R” Us – Delaware Inc., Term Loan	5.250%	5/17/18	B+	1,135,042
2,064	Total Specialty Retail				1,949,671
	Wireless Telecommunication Services – 0.2%

474	Clear Channel Communications, Inc., Tranche B, Term Loan	3.900%	1/29/16	CCC+	378,579
$56,852	Total Variable Rate Senior Loan Interests (cost $55,478,428)				55,672,317

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 7.3%

$14,658	Repurchase Agreement with State Street Bank, dated 6/29/12, repurchase price $14,658,137, collateralized by $14,150,000 U.S. Treasury Notes, 1.875%, due 10/31/17, value $14,956,026	0.010%	7/02/12		$14,658,125
	Total Short-Term Investments (cost $14,658,125)				14,658,125
	Total Investments (cost $197,997,632) – 100.1%				201,460,214
	Other Assets Less Liabilities – (0.1)%				(134,334)
	Net Assets – 100%				$201,325,880

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Bonds	$—	$3,222,668	$—	$3,222,668
Corporate Bonds	—	127,907,104	—	127,907,104
Variable Rate Senior Loan Interests	—	55,672,317	—	55,672,317
Short-Term Investments:
Repurchase Agreements	—	14,658,125	—	14,658,125
Total	$—	$201,460,214	$—	$201,460,214

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $198,047,693.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$5,037,107
Depreciation	(1,624,586)
Net unrealized appreciation (depreciation) of investments	$3,412,521

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond or senior loan, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(6)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at June 30, 2012.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund

June 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 7.6%

	Communications Equipment – 1.1%

$125	Avaya Inc., 144A	7.000%	4/01/19	B1	$115,937
	Diversified Financial Services – 3.3%

350	UPCB Finance III Limited, 144A	6.625%	7/01/20	BB–	355,250
	IT Services – 1.9%

200	First Data Corporation	9.875%	9/24/15	B–	202,500
	Pharmaceuticals – 1.3%

125	Warner Chilcott Company LLC	7.750%	9/15/18	BB	134,063
$800	Total Corporate Bonds (cost $813,267)				807,750

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 89.8% (4)

	Biotechnology – 3.8%

$207	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	$208,846

199	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB–	190,895
406	Total Biotechnology				399,741
	Capital Markets – 1.9%

200	LPL Holdings, Inc., Term Loan B	0.000%	3/23/19	Ba2	198,531
	Chemicals – 2.0%

217	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	217,688
	Commercial Services & Supplies – 2.9%

344	Harland Clarke Holdings Corp. et al. Tranche B Term Loan, (WI/DD)	TBD	TBD	B+	309,698
	Communications Equipment – 5.4%

345	Avaya, Inc., Term Loan	3.220%	10/27/14	B1	326,201

249	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB–	250,830
594	Total Communications Equipment				577,031
	Consumer Finance – 1.4%

150	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	148,752
	Containers & Packaging – 2.2%

229	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB–	230,868
	Diversified Consumer Services – 1.2%

133	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	127,695
	Food Products – 2.7%

295	U.S. Foodservice, Inc., Term Loan	5.750%	3/31/17	B–	285,875
	Health Care Equipment & Supplies – 4.1%

249	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	250,989

28	Fenwal, Inc., Delayed Term Loan	2.720%	2/28/14	B+	27,585

165	Fenwal, Inc., Term Loan	2.720%	2/28/14	B+	160,852
442	Total Health Care Equipment & Supplies				439,426
	Health Care Providers & Services – 12.2%

182	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB–	182,243

249	Golden Living, Term Loan	5.000%	5/04/18	B+	236,900

119	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB–	118,579

10	Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Health Care Providers & Services (continued)

$248	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	$246,368

298	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB	289,810

225	Wolverine Health Term Loan	6.750%	6/06/19	Ba3	224,438
1,321	Total Health Care Providers & Services				1,298,338
	Hotels, Restaurants & Leisure – 3.6%

150	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.500%	1/28/18	B	133,177

249	Landry’s Restaurants, Inc., Term Loan B	6.500%	4/24/18	B+	250,310
399	Total Hotels, Restaurants & Leisure				383,487
	Internet Software & Services – 5.3%

157	Go Daddy Operating Co., LLC, Term Loan, First Lien	5.500%	12/17/18	Ba3	155,260

174	Sabre, Inc., Extended Term Loan, First Lien	6.000%	9/30/17	B1	167,553

242	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	241,779
573	Total Internet Software & Services				564,592
	IT Services – 3.4%

178	First Data Corporation, Term Loan B-1	5.250%	3/24/17	B+	170,026

104	Sabre, Inc., New Extended Term Loan	6.000%	12/29/17	B1	100,244

88	Virtus Financial LLC, First Lien Term Loan	7.500%	7/08/16	Ba1	88,794
370	Total IT Services				359,064
	Leisure Equipment & Products – 4.6%

249	Academy, Ltd., Term Loan	6.000%	8/03/18	B	250,148

238	Eastman Kodak Co., DIP Term Loan	8.500%	7/20/13	B1	238,357
487	Total Leisure Equipment & Products				488,505
	Media – 6.8%

167	Atlantic Broadband Finance LLC, Term Loan, First Lien	5.250%	4/04/19	Ba3	167,555

213	EMI Music Publishing LLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	212,965

250	Kabel Deutschland GmbH, Term Loan F	4.250%	1/20/19	Ba2	247,864

93	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	92,509
723	Total Media				720,893
	Oil, Gas & Consumable Fuels – 5.0%

299	CCS Income Trust, Add on Term Loan B	6.500%	11/14/14	B	299,246

225	El Paso Corporation (aka EP Energy) Term Loan	6.500%	5/24/18	BB–	227,475
524	Total Oil, Gas & Consumable Fuels				526,721
	Pharmaceuticals – 7.0%

200	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	199,125

199	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB–	199,841

100	Valeant Pharmaceuticals, Term Loan B, First Lien	4.750%	2/01/19	BBB–	98,179

113	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB–	113,080

57	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB–	56,540

78	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB–	77,742
747	Total Pharmaceuticals				744,507
	Real Estate Management & Development – 1.3%

138	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	136,176
	Software – 7.0%

251	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	252,550

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Floating Rate Income Fund (continued)

June 30, 2012

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Software (continued)

$175	Infor Enterprise Applications, Term Loan	6.250%	4/05/18	Ba3	$176,104

318	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.500%	7/31/17	B1	312,364
744	Total Software				741,018
	Specialty Retail – 3.8%

200	Savers, Inc. Term Loan B, (WI/DD)	TBD	TBD	Ba3	200,000

218	Toys “R” Us – Delaware Inc., Term Loan	5.250%	5/17/18	B+	198,379
418	Total Specialty Retail				398,379
	Wireless Telecommunication Services – 2.2%

295	Clear Channel Communications, Inc., Tranche B, Term Loan	3.900%	1/29/16	CCC+	235,624
$9,749	Total Variable Rate Senior Loan Interests (cost $9,514,603)				9,532,609

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.3%

$350	Repurchase Agreement with State Street Bank, dated 6/29/12, repurchase price $350,280, collateralized by $230,000 U.S. Treasury Bonds, 6.125%, due 8/15/29, value $360,683	0.010%	7/02/12		$350,280
	Total Short-Term Investments (cost $350,280)				350,280
	Total Investments (cost $10,678,150) – 100.7%				10,690,639
	Other Assets Less Liabilities – (0.7)%				(76,799)
	Net Assets – 100%				$10,613,840

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$807,750	$—	$807,750
Variable Rate Senior Loan Interests	—	9,532,609	—	9,532,609
Short-Term Investments:
Repurchase Agreements	—	350,280	—	350,280
Total	$—	$10,690,639	$—	$10,690,639

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

12	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $10,681,039.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$153,805
Depreciation	(144,205)
Net unrealized appreciation (depreciation) of investments	$9,600

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Nuveen Investments	13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2012